Quarterly Holdings Report
for

Fidelity® Emerging Markets Equity Central Fund

December 31, 2019

EMQ-QTLY-0220
1.876938.111

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
Argentina - 0.1%
Bolsas y Mercados Argentinos SA	89,990	$482,477
Grupo Financiero Galicia SA sponsored ADR	52,456	851,361
Loma Negra Compania Industrial Argentina SA ADR (a)	29,223	228,524

TOTAL ARGENTINA		1,562,362

Bahrain - 0.1%
Ahli United Bank	2,180,540	2,322,937
Bangladesh - 0.1%
BRAC Bank Ltd.	1,288,867	866,886
Olympic Industries Ltd.	233,916	454,634
Square Pharmaceuticals Ltd.	457,516	1,023,948

TOTAL BANGLADESH		2,345,468

Belgium - 0.2%
Titan Cement International Trading SA (a)	231,400	4,957,622
Bermuda - 1.4%
AGTech Holdings Ltd. (a)	5,664,000	265,308
China Gas Holdings Ltd.	1,431,400	5,363,869
Credicorp Ltd. (United States)	53,574	11,418,227
GP Investments Ltd. Class A (depositary receipt) (a)	88,607	145,377
Kunlun Energy Co. Ltd.	1,012,000	893,518
Marvell Technology Group Ltd.	50,200	1,333,312
Pacific Basin Shipping Ltd.	8,798,000	1,851,664
Shangri-La Asia Ltd.	6,588,000	6,881,963

TOTAL BERMUDA		28,153,238

Brazil - 5.7%
Atacadao Distribuicao Comercio e Industria Ltda	1,208,700	7,015,971
Azul SA sponsored ADR (a)	128,100	5,482,680
Banco do Brasil SA	2,010,540	26,399,364
BTG Pactual Participations Ltd. unit	345,900	6,546,192
Centrais Eletricas Brasileiras SA (Electrobras)	279,400	2,625,431
Centrais Eletricas Brasileiras SA (Electrobras) rights 12/17/19 (a)	66,063	8,704
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	55,500	835,528
Companhia de Saneamento de Minas Gerais	199,530	3,372,373
Direcional Engenharia SA	882,600	3,291,073
Localiza Rent A Car SA	530,061	6,247,096
MRV Engenharia e Participacoes SA	305,900	1,638,736
Natura & Co. Holding SA	1,987,400	19,104,770
Notre Dame Intermedica Participacoes SA	376,410	6,386,254
Petrobras Distribuidora SA	606,400	4,532,888
Rumo SA (a)	1,042,400	6,763,278
Suzano Papel e Celulose SA	615,400	6,070,319
Totvs SA	109,700	1,760,294
Vale SA sponsored ADR (a)	679,115	8,964,318

TOTAL BRAZIL		117,045,269

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	101,540	2,264,342
Canada - 0.2%
OceanaGold Corp.	270,600	531,385
Pan American Silver Corp.	122,200	2,894,918

TOTAL CANADA		3,426,303

Cayman Islands - 19.5%
51job, Inc. sponsored ADR (a)	37,970	3,223,653
Airtac International Group	265,000	4,132,597
Alibaba Group Holding Ltd. sponsored ADR (a)	363,522	77,103,016
Ant International Co. Ltd. Class C (a)(b)(c)	296,486	2,179,172
Bilibili, Inc. ADR (a)	368,630	6,863,891
Chailease Holding Co. Ltd.	856,450	3,950,996
China Resources Land Ltd.	1,549,000	7,712,896
China State Construction International Holdings Ltd.	3,544,000	3,220,040
CStone Pharmaceuticals Co. Ltd. (a)(d)	1,372,830	1,814,631
Eurocharm Holdings Co. Ltd.	122,000	497,560
Haitian International Holdings Ltd.	1,511,000	3,661,009
Hansoh Pharmaceutical Group Co. Ltd. (d)	1,480,550	4,921,043
Hutchison China Meditech Ltd. sponsored ADR (a)	88,400	2,216,188
iQIYI, Inc. ADR (a)(e)	175,800	3,711,138
JD.com, Inc. sponsored ADR (a)	522,200	18,397,106
Kingdee International Software Group Co. Ltd.	1,630,000	1,629,519
Kingsoft Corp. Ltd. (a)(e)	4,320,000	11,198,747
Koolearn Technology Holding Ltd. (a)(d)(e)	701,500	1,674,461
LexinFintech Holdings Ltd. ADR (a)	73,200	1,016,748
Li Ning Co. Ltd.	3,613,500	10,828,026
Meituan Dianping Class B (a)	2,867,380	37,496,762
NagaCorp Ltd.	269,000	469,489
NetEase, Inc. ADR	11,700	3,587,688
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	94,000	11,397,500
PagSeguro Digital Ltd. (a)	183,900	6,282,024
Pinduoduo, Inc. ADR (a)(e)	361,533	13,673,178
PPDAI Group, Inc. ADR	130,800	346,620
Renrui Human Resources Technology Holdings Ltd. (a)	52,200	219,725
Shenzhou International Group Holdings Ltd.	911,000	13,316,081
Shimao Property Holdings Ltd.	857,220	3,322,260
SITC International Holdings Co. Ltd.	367,000	447,429
Sunny Optical Technology Group Co. Ltd.	274,900	4,759,058
Tencent Holdings Ltd.	2,366,000	113,984,784
Uni-President China Holdings Ltd.	7,830,400	8,219,996
Weidai Ltd. ADR (a)(e)	36,100	112,271
Wise Talent Information Technology Co. Ltd. (a)	709,141	1,392,382
Wuxi Biologics (Cayman), Inc. (a)(d)	454,520	5,754,193
Xinyi Solar Holdings Ltd.	646,000	458,450
YY, Inc. ADR (a)	13,500	712,665
Zai Lab Ltd. ADR (a)	30,700	1,276,813

TOTAL CAYMAN ISLANDS		397,181,805

Chile - 0.1%
Vina Concha y Toro SA	1,431,604	2,732,032
China - 9.8%
BBMG Corp. (H Shares)	11,179,500	3,428,898
Beijing Sinnet Technology Co. Ltd. (A Shares)	339,300	977,963
China Communications Construction Co. Ltd. (H Shares)	2,625,000	2,139,131
China Communications Services Corp. Ltd. (H Shares)	5,572,000	4,061,568
China Life Insurance Co. Ltd. (H Shares)	10,955,900	30,475,562
China Longyuan Power Grid Corp. Ltd. (H Shares)	8,024,650	5,077,002
China Petroleum & Chemical Corp. (H Shares)	18,142,000	10,923,865
China Tower Corp. Ltd. (H Shares) (d)	13,080,000	2,887,158
CRRC Corp. Ltd. (H Shares)	4,658,000	3,395,331
Daqin Railway Co. Ltd. (A Shares)	4,114,800	4,851,578
Glodon Co. Ltd. (A Shares)	240,000	1,171,186
Haier Smart Home Co. Ltd. (A Shares)	8,147,767	22,817,305
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	480,950	4,361,787
Industrial & Commercial Bank of China Ltd. (H Shares)	44,704,400	34,490,745
Jinyu Bio-Technology Co. Ltd. (A Shares)	35,000	94,095
Pharmaron Beijing Co. Ltd. (H Shares) (a)(d)	155,800	869,743
PICC Property & Casualty Co. Ltd. (H Shares)	4,710,900	5,676,803
Ping An Bank Co. Ltd. (A Shares)	4,156,800	9,820,106
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,437,000	28,838,161
Shanghai Kindly Medical Instruments Co. Ltd. (H Shares)	225,600	898,949
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	160,983	4,205,366
Sinopec Engineering Group Co. Ltd. (H Shares)	2,520,500	1,507,325
Tsingtao Brewery Co. Ltd. (H Shares)	1,272,000	8,545,513
Venus MedTech Hangzhou, Inc. (H Shares) (a)(d)	365,500	1,758,948
WuXi AppTec Co. Ltd. (H Shares) (d)	238,554	2,958,850
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	701,300	2,537,975

TOTAL CHINA		198,770,913

Colombia - 0.4%
Bancolombia SA sponsored ADR	79,391	4,349,833
Ecopetrol SA	2,485,774	2,506,773
Interconexion Electrica SA ESP	172,400	1,027,929

TOTAL COLOMBIA		7,884,535

Egypt - 0.2%
Commercial International Bank SAE	600,600	3,105,907
EFG-Hermes Holding SAE	710,700	742,139
Six of October Development & Investment Co.	1,044,002	860,570

TOTAL EGYPT		4,708,616

France - 0.1%
Ubisoft Entertainment SA (a)	22,500	1,558,872
Germany - 0.1%
Delivery Hero AG (a)(d)	33,400	2,643,515
Hong Kong - 2.9%
AIA Group Ltd.	171,800	1,806,987
China Everbright International Ltd.	3,166,000	2,539,366
China Overseas Land and Investment Ltd.	2,990,460	11,647,455
China Resources Beer Holdings Co. Ltd.	2,458,666	13,599,131
China Unicom Ltd.	3,461,720	3,259,627
China Unicom Ltd. sponsored ADR	44,500	416,520
CNOOC Ltd.	9,239,000	15,362,891
CSPC Pharmaceutical Group Ltd.	2,379,720	5,674,217
Far East Horizon Ltd.	4,406,074	4,127,708

TOTAL HONG KONG		58,433,902

Hungary - 0.4%
OTP Bank PLC	143,367	7,497,383
Iceland - 0.0%
Festi hf (a)	415,000	443,896
India - 8.6%
Adani Ports & Special Economic Zone Ltd. (a)	957,408	4,910,817
Axis Bank Ltd.	2,084,243	22,026,875
Axis Bank Ltd. GDR (Reg. S)	10,640	564,984
DLF Ltd.	193,200	625,182
Federal Bank Ltd. (a)	2,487,567	3,066,099
ICICI Bank Ltd.	513,338	3,894,299
ICICI Bank Ltd. sponsored ADR	1,911,280	28,841,215
IndoStar Capital Finance Ltd. (d)	32,706	82,917
Indraprastha Gas Ltd. (a)	1,067,320	6,404,219
ITC Ltd.	1,628,487	5,424,867
JK Cement Ltd.	320,198	5,245,091
JM Financial Ltd.	1,145,360	1,512,058
Larsen & Toubro Ltd.	378,478	6,885,854
LIC Housing Finance Ltd.	947,030	5,762,078
Mahanagar Gas Ltd. (a)	52,700	786,715
Manappuram General Finance & Leasing Ltd.	2,296,748	5,710,085
NTPC Ltd.	1,299,480	2,168,076
Oberoi Realty Ltd. (a)	462,363	3,438,483
Petronet LNG Ltd.	928,568	3,486,929
Phoenix Mills Ltd. (a)	261,643	3,053,327
Power Grid Corp. of India Ltd.	1,593,576	4,248,866
Reliance Industries Ltd.	1,254,397	26,616,492
Shree Cement Ltd.	26,627	7,599,060
Shriram Transport Finance Co. Ltd.	439,900	7,219,773
State Bank of India (a)	3,551,063	16,609,450

TOTAL INDIA		176,183,811

Indonesia - 1.1%
PT Bank Mandiri (Persero) Tbk	22,420,100	12,388,529
PT Bank Rakyat Indonesia Tbk	30,787,300	9,757,905
PT Perusahaan Gas Negara Tbk Series B	7,273,700	1,136,966

TOTAL INDONESIA		23,283,400

Japan - 0.4%
Freee KK (a)	16,100	477,866
Keyence Corp.	6,800	2,408,835
Money Forward, Inc. (a)	44,500	2,158,345
Murata Manufacturing Co. Ltd.	39,800	2,449,634
Square Enix Holdings Co. Ltd.	18,100	904,542

TOTAL JAPAN		8,399,222

Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan GDR unit	227,479	3,036,845
Kenya - 0.2%
Equity Group Holdings Ltd.	1,962,300	1,035,847
KCB Group Ltd.	1,108,700	590,723
Safaricom Ltd.	8,257,833	2,566,569

TOTAL KENYA		4,193,139

Korea (South) - 12.2%
AMOREPACIFIC Group, Inc.	143,409	10,262,646
Daou Technology, Inc.	165,094	2,714,328
Hyundai Fire & Marine Insurance Co. Ltd.	243,608	5,681,039
Hyundai Mobis	108,303	23,991,527
Kakao Corp.	32,340	4,295,620
KB Financial Group, Inc.	385,676	15,902,410
Korea Electric Power Corp. (a)	172,929	4,151,923
Korea Electric Power Corp. sponsored ADR (a)	27,600	326,508
LG Chemical Ltd.	18,420	5,060,702
LG Corp.	93,655	5,980,876
NAVER Corp.	41,138	6,638,951
NCSOFT Corp.	11,106	5,199,150
Netmarble Corp. (a)(d)	13,870	1,108,986
POSCO	53,191	10,885,459
S-Oil Corp.	57,940	4,778,029
Samsung Biologics Co. Ltd. (a)(d)	5,070	1,899,649
Samsung Electronics Co. Ltd.	1,957,633	94,524,178
Samsung SDI Co. Ltd.	35,552	7,260,282
Shinhan Financial Group Co. Ltd.	354,150	13,284,762
SK Hynix, Inc.	307,435	25,033,430

TOTAL KOREA (SOUTH)		248,980,455

Kuwait - 0.6%
Mobile Telecommunication Co.	1,362,700	2,696,636
National Bank of Kuwait	2,439,715	8,609,812

TOTAL KUWAIT		11,306,448

Luxembourg - 0.1%
Adecoagro SA (a)	123,600	1,034,532
Corp. America Airports SA (a)	112,451	674,706

TOTAL LUXEMBOURG		1,709,238

Malaysia - 0.2%
British American Tobacco (Malaysia) Bhd	424,600	1,565,326
Tenaga Nasional Bhd	703,900	2,281,803

TOTAL MALAYSIA		3,847,129

Mexico - 1.6%
America Movil S.A.B. de CV Series L sponsored ADR	270,900	4,334,400
Fibra Uno Administracion SA de CV	3,588,400	5,558,865
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	370,896	4,407,204
Grupo Aeroportuario Norte S.A.B. de CV	282,700	2,120,605
Grupo Financiero Banorte S.A.B. de CV Series O	1,158,132	6,471,329
Macquarie Mexican (REIT) (d)	3,417,926	4,446,964
Wal-Mart de Mexico SA de CV Series V	2,157,100	6,177,811

TOTAL MEXICO		33,517,178

Morocco - 0.1%
Attijariwafa Bank	24,551	1,280,824
Multi-National - 0.2%
HKT Trust/HKT Ltd. unit	2,924,000	4,120,160
Netherlands - 1.0%
ASML Holding NV (Netherlands)	6,700	1,983,579
NXP Semiconductors NV	19,500	2,481,570
VEON Ltd. sponsored ADR	471,700	1,193,401
X5 Retail Group NV GDR (Reg. S)	102,300	3,529,350
Yandex NV Series A (a)	270,714	11,773,352

TOTAL NETHERLANDS		20,961,252

Nigeria - 0.4%
Dangote Cement PLC	2,204,910	862,717
Guaranty Trust Bank PLC	41,294,920	3,379,420
Guaranty Trust Bank PLC GDR (Reg. S)	187,574	836,580
Nigerian Breweries PLC	4,815,431	782,846
Zenith Bank PLC	64,216,701	3,291,168

TOTAL NIGERIA		9,152,731

Pakistan - 0.2%
Habib Bank Ltd.	2,401,500	2,441,121
Indus Motor Co. Ltd.	21,577	161,852
Maple Leaf Cement Factory Ltd.	619,494	92,565
Pak Electron Ltd. (a)	2,200,000	384,554
Searle Co. Ltd.	505,700	616,316
United Bank Ltd.	607,000	644,765

TOTAL PAKISTAN		4,341,173

Panama - 0.3%
Copa Holdings SA Class A	50,900	5,501,272
Peru - 0.7%
Alicorp SA Class C	198,859	552,219
Compania de Minas Buenaventura SA sponsored ADR	932,517	14,081,007

TOTAL PERU		14,633,226

Philippines - 1.4%
Altus San Nicolas Corp. (c)	143,993	14,721
Ayala Corp.	208,575	3,228,439
Ayala Land, Inc.	2,377,100	2,130,574
BDO Unibank, Inc.	970,333	3,022,720
International Container Terminal Services, Inc.	570,617	1,445,142
Jollibee Food Corp.	135,263	575,933
Metropolitan Bank & Trust Co.	7,426,003	9,709,246
Pilipinas Shell Petroleum Corp.	200,000	128,922
PUREGOLD Price Club, Inc.	954,187	747,578
Robinsons Land Corp.	5,697,970	3,096,108
SM Investments Corp.	173,225	3,562,194
Universal Robina Corp.	364,143	1,040,740

TOTAL PHILIPPINES		28,702,317

Poland - 0.0%
Globe Trade Centre SA	263,772	673,005
Romania - 0.2%
Banca Transilvania SA	3,170,421	1,927,387
BRD-Groupe Societe Generale	341,126	1,265,857

TOTAL ROMANIA		3,193,244

Russia - 4.8%
Lukoil PJSC sponsored ADR	222,400	22,057,632
MMC Norilsk Nickel PJSC sponsored ADR	519,200	15,861,560
NOVATEK OAO	24,800	504,261
NOVATEK OAO GDR (Reg. S)	56,200	11,408,600
Sberbank of Russia	3,757,250	15,431,559
Sberbank of Russia sponsored ADR	1,286,392	21,148,284
Tatneft PAO	576,000	7,050,324
Unipro PJSC	82,790,800	3,708,270

TOTAL RUSSIA		97,170,490

Saudi Arabia - 0.1%
Bupa Arabia for Cooperative Insurance Co.	19,620	535,571
Saudi Arabian Oil Co. (a)	20,000	187,935
United International Transportation Co.	60,800	591,582

TOTAL SAUDI ARABIA		1,315,088

Singapore - 0.4%
First Resources Ltd.	5,335,400	7,537,276
South Africa - 4.2%
Absa Group Ltd.	1,168,741	12,458,449
AngloGold Ashanti Ltd.	498,000	11,312,490
Barloworld Ltd.	53,000	426,581
Bidvest Group Ltd.	292,262	4,272,918
Distell Group Holdings Ltd.	48,000	455,119
DRDGOLD Ltd.	1,439,945	767,792
Impala Platinum Holdings Ltd. (a)	2,269,100	23,251,552
Imperial Holdings Ltd.	138,167	577,093
Motus Holdings Ltd.	317,100	1,849,712
Mr Price Group Ltd.	481,100	6,268,796
Nampak Ltd. (a)	740,310	361,011
Naspers Ltd. Class N	107,700	17,624,783
Pick 'n Pay Stores Ltd.	1,276,408	5,822,484
Pretoria Portland Cement Co. Ltd. (a)	1,336,234	238,511
Sanlam Ltd.	82,900	468,184
Shoprite Holdings Ltd.	48,016	431,685

TOTAL SOUTH AFRICA		86,587,160

Taiwan - 6.3%
ECLAT Textile Co. Ltd.	17,000	229,023
Feng Tay Enterprise Co. Ltd.	52,000	338,972
Formosa Plastics Corp.	1,931,000	6,442,261
Largan Precision Co. Ltd.	40,000	6,685,833
MediaTek, Inc.	385,000	5,707,946
Taiwan Semiconductor Manufacturing Co. Ltd.	8,741,869	96,957,284
Unified-President Enterprises Corp.	5,009,000	12,424,544

TOTAL TAIWAN		128,785,863

Thailand - 1.3%
Kasikornbank PCL (For. Reg.)	1,524,200	7,658,833
Mega Lifesciences PCL	430,000	373,306
PTT Global Chemical PCL (For. Reg.)	3,522,800	6,703,423
Siam Cement PCL (For. Reg.)	815,600	10,675,767
Thai Beverage PCL	969,533	641,574
TOA Paint Thailand PCL	254,300	333,256

TOTAL THAILAND		26,386,159

Turkey - 0.5%
Enerjisa Enerji A/S (d)	841,800	1,045,706
Tupras Turkiye Petrol Rafinerileri A/S	226,358	4,824,709
Turkiye Garanti Bankasi A/S (a)	1,973,500	3,695,544

TOTAL TURKEY		9,565,959

United Arab Emirates - 0.3%
Dubai Financial Market PJSC (a)	1,819,494	480,489
Emaar Properties PJSC	4,350,033	4,760,800

TOTAL UNITED ARAB EMIRATES		5,241,289

United Kingdom - 0.6%
Antofagasta PLC	54,000	655,772
AstraZeneca PLC sponsored ADR	79,780	3,977,831
Georgia Capital PLC (a)	34,000	415,236
Mondi PLC	140,642	3,276,459
Network International Holdings PLC (d)	355,100	3,015,043

TOTAL UNITED KINGDOM		11,340,341

United States of America - 2.0%
Activision Blizzard, Inc.	109,000	6,476,780
Arco Platform Ltd. Class A (a)	44,700	1,975,740
Broadcom, Inc.	6,200	1,959,324
DouYu International Holdings Ltd. ADR	1,033,900	8,757,133
MercadoLibre, Inc. (a)	27,300	15,613,962
Micron Technology, Inc. (a)	85,700	4,608,946
ON Semiconductor Corp. (a)	91,100	2,221,018

TOTAL UNITED STATES OF AMERICA		41,612,903

Vietnam - 0.5%
Bank For Foreign Trade JSC	199,080	774,928
Ho Chi Minh City Securities Co.	591,582	545,055
Petrolimex	207,300	500,973
PetroVietnam Gas JSC	127,900	517,175
Ssi Securities Corp.	616,790	480,443
Vietjet Aviation JSC	186,216	1,174,874
Vietnam Dairy Products Corp.	490,556	2,466,276
Vietnam Engine & Agricultural Machinery Corp.	231,200	448,980
Vietnam Technological & Commercial Joint Stock Bank (a)	722,700	734,473
Vincom Retail JSC	1,135,200	1,665,630
Vingroup JSC (a)	320,000	1,588,089

TOTAL VIETNAM		10,896,896

TOTAL COMMON STOCKS
(Cost $1,564,801,805)		1,877,388,503

Preferred Stocks - 4.7%
Convertible Preferred Stocks - 0.0%
Korea (South) - 0.0%
AMOREPACIFIC Group, Inc. (a)	8,487	400,981
Nonconvertible Preferred Stocks - 4.7%
Brazil - 3.4%
Ambev SA sponsored ADR	1,952,200	9,097,252
Banco do Estado Rio Grande do Sul SA	388,860	2,092,828
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	114,700	1,726,235
Companhia Paranaense de Energia-Copel:
(PN-B)	8,360	143,542
(PN-B) sponsored ADR	263,119	4,457,236
Itau Unibanco Holding SA sponsored ADR	2,645,179	24,203,388
Metalurgica Gerdau SA (PN)	3,022,200	6,971,938
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	1,188,600	17,733,912
Telefonica Brasil SA	220,480	3,177,823
		69,604,154
Korea (South) - 1.3%
Hyundai Motor Co. Series 2	231,785	15,925,140
Samsung Electronics Co. Ltd.	269,613	10,591,906
		26,517,046

TOTAL NONCONVERTIBLE PREFERRED STOCKS		96,121,200

TOTAL PREFERRED STOCKS
(Cost $79,271,938)		96,522,181
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.56% 3/12/20 to 4/2/20 (f)
(Cost $1,205,958)	1,210,000	1,206,086
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund 1.58% (g)	55,039,518	55,050,526
Fidelity Securities Lending Cash Central Fund 1.58% (g)(h)	6,590,790	6,591,449
TOTAL MONEY MARKET FUNDS
(Cost $61,640,940)		61,641,975
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,706,920,641)		2,036,758,745
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,976,797
NET ASSETS - 100%		$2,038,735,542

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	438	March 2020	$24,532,380	$299,680	$299,680

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,179,172 or 0.1% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,881,807 or 1.8% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,206,086.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,663,286

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$184,434
Fidelity Securities Lending Cash Central Fund	82,671
Total	$267,105

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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